CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Share Capital [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 30,900	$ 1,379		$ 125,023		$ (95,502)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500	103		2,397
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364	16		348
Issuance of shares, second issuance, shares		94,015
Issuance of shares, third issuance	10		[1]	10
Issuance of shares, third issuance, shares		2,950
Issuance of shares, fourth issuance	766	41		725
Issuance of shares, fourth issuance, shares		240,935
Issuance of shares, fifth issuance	1,094	57		1,037
Issuance of shares, fifth issuance, shares		331,738
RSU's conversion		13		(13)
RSU''s conversion, shares		75,000
Employee options exercised	3		[1]	3
Employee options exercised, shares		800
Stock-based compensation to employees	893			893
Net loss	(12,897)					(12,897)
Balance at Dec. 31, 2013	23,633	1,609		130,423		(108,399)
Balance, shares at Dec. 31, 2013		10,470,230
Issuance of shares, first issuance	921	45		876
Issuance of shares, first issuance, shares		261,654
Issuance of shares, second issuance	293	10		283
Issuance of shares, second issuance, shares		59,241
Issuance of shares, third issuance	258	11		247
Issuance of shares, third issuance, shares		66,387
Issuance of shares, fourth issuance	1,484	62		1,422
Issuance of shares, fourth issuance, shares		361,967
RSU's conversion		1		(1)
RSU''s conversion, shares		3,000
Exercise of warrants		1		(1)
Exercise of warrants, shares		8,946
Employee options exercised			[1]		[1]
Employee options exercised, shares		37
Stock-based compensation to employees	471			471
Net loss	(7,184)					(7,184)
Balance at Jun. 30, 2014	$ 19,876	$ 1,739		$ 133,720		$ (115,583)
Balance, shares at Jun. 30, 2014		11,231,462

[1]	Represents an amount lower than $1 .